Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Leases
Depreciation charge of right-of-use assets	£ (263)	£ (328)	£ (541)	£ (639)
Interest expense (included in finance cost)	(109)	(72)	(279)	(348)
Expense relating to short-term leases (included in operating expenses)	(62)	(62)	(123)	(134)
Property
Leases
Depreciation charge of right-of-use assets	(189)	(215)	(388)	(431)
Plant and machinery
Leases
Depreciation charge of right-of-use assets	£ (74)	£ (113)	£ (153)	£ (208)